Annual Operating Expenses - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund - Premier Class	May 30, 2023
Operating Expenses:
Management fee	0.23%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.23%	[1]

[1]	A Adjusted to reflect current fees.